Trade Receivables and Accrued Income - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables And Accrued Income [Line Items]
Letters of guarantee received	₺ 339,543	₺ 156,647
Trade receivables [member]
Trade Receivables And Accrued Income [Line Items]
Allowance for doubtful debts related to outstanding balances	705,213	964,080
Contracted receivables [member]
Trade Receivables And Accrued Income [Line Items]
Non-current Undue assigned contracted receivables	₺ 131,392	₺ 217,492